Pro Forma Combined Statements of Operations and Comprehensive Income (Unaudited)	9 Months Ended
Sep. 30, 2015 USD ($) $ / shares shares
Pro Forma Adjustments [Member]
Revenues
Revenues - related party
Revenues, net
Cost of goods sold
Gross profit (loss)
Operating expenses:
General and administrative expenses
Selling expenses
Total operating expenses
Loss from operations
Other income (expense):
Interest expense
Subsidy income
Other income (expense), net
Total other expenses
Loss before income taxes
Income taxes
Net loss
Discontinued operations:
Gain from operations of discontinued component, net of taxes
Net loss
Net loss attributable to noncontrolling interest
Net loss attributable to Shanghai Muliang Industrial Corp. common stockholders
Other comprehensive income (loss):
Unrealized foreign currency translation adjustment
Comprehensive loss
Weighted average number of shares outstanding
Basic | shares	129,475,000
Diluted | shares	129,475,000
Pro Forma Combined [Member]
Revenues	$ 961,676
Revenues - related party	33,088
Revenues, net	994,764
Cost of goods sold	619,080
Gross profit (loss)	375,684
Operating expenses:
General and administrative expenses	909,732
Selling expenses	140,249
Total operating expenses	1,049,981
Loss from operations	(674,297)
Other income (expense):
Interest expense	(1,657,362)
Subsidy income	168,174
Loss from disposal of equipment	(490,423)
Other income (expense), net	(17,918)
Total other expenses	(1,997,529)
Loss before income taxes	$ (2,671,826)
Income taxes
Net loss	$ (2,671,826)
Discontinued operations:
Gain from operations of discontinued component, net of taxes
Net loss	$ (2,671,826)
Net loss attributable to noncontrolling interest	17,866
Net loss attributable to Shanghai Muliang Industrial Corp. common stockholders	(2,653,960)
Other comprehensive income (loss):
Unrealized foreign currency translation adjustment	(61,380)
Comprehensive loss	$ (2,715,340)
Net income (loss) per common share:
Basic | $ / shares	$ (.01)
Diluted | $ / shares	$ (.01)
Weighted average number of shares outstanding
Basic | shares	280,000,000
Diluted | shares	280,000,000
Shanghai Muliang Industrial Corp. [Member]
Revenues	$ 961,676
Revenues - related party	33,088
Revenues, net	994,764
Cost of goods sold	619,080
Gross profit (loss)	375,684
Operating expenses:
General and administrative expenses	899,168
Selling expenses	140,249
Total operating expenses	1,039,417
Loss from operations	(663,733)
Other income (expense):
Interest expense	(1,657,362)
Subsidy income	168,174
Loss from disposal of equipment	(490,423)
Other income (expense), net	(17,918)
Total other expenses	(1,997,529)
Loss before income taxes	$ (2,661,262)
Income taxes
Net loss	$ (2,661,262)
Discontinued operations:
Gain from operations of discontinued component, net of taxes
Net loss	$ (2,661,262)
Net loss attributable to noncontrolling interest	17,866
Net loss attributable to Shanghai Muliang Industrial Corp. common stockholders	(2,643,396)
Other comprehensive income (loss):
Unrealized foreign currency translation adjustment	(61,380)
Comprehensive loss	$ (2,704,776)
M & A Holding Corp. [Member]
Revenues
Revenues - related party
Revenues, net
Cost of goods sold
Gross profit (loss)
Operating expenses:
General and administrative expenses	$ 10,564
Selling expenses
Total operating expenses	$ 10,564
Loss from operations	$ (10,564)
Other income (expense):
Interest expense
Subsidy income
Other income (expense), net
Total other expenses
Loss before income taxes	$ (10,564)
Income taxes
Net loss	$ (10,564)
Discontinued operations:
Gain from operations of discontinued component, net of taxes
Net loss	$ (10,564)
Net loss attributable to noncontrolling interest
Net loss attributable to Shanghai Muliang Industrial Corp. common stockholders	$ (10,564)
Other comprehensive income (loss):
Unrealized foreign currency translation adjustment
Comprehensive loss	$ (10,564)
Net income (loss) per common share:
Basic | $ / shares	$ .00
Diluted | $ / shares	$ .00
Weighted average number of shares outstanding
Basic | shares	150,525,000
Diluted | shares	150,525,000
Shanghai Mufeng Investment Consulting Corp. and Muliang Agriculture Ltd.[Member]
Revenues
Revenues - related party
Revenues, net
Cost of goods sold
Gross profit (loss)
Operating expenses:
General and administrative expenses
Selling expenses
Total operating expenses
Loss from operations
Other income (expense):
Interest expense
Subsidy income
Other income (expense), net
Total other expenses
Loss before income taxes
Income taxes
Net loss
Discontinued operations:
Gain from operations of discontinued component, net of taxes
Net loss
Net loss attributable to noncontrolling interest
Net loss attributable to Shanghai Muliang Industrial Corp. common stockholders
Other comprehensive income (loss):
Unrealized foreign currency translation adjustment
Comprehensive loss